Operating Segments - Summary of Bank's Financial Results by Geographic Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018		Oct. 31, 2017	Oct. 31, 2016
Disclosure of geographical areas [line items]
Net interest income	$ 16,191	[1]	$ 15,035	$ 14,292
Non-interest income	12,584		12,120	12,058
Total revenues	28,775		27,155	26,350
Provision for credit losses	2,611		2,249	2,412
Non-interest expenses	15,058		14,630	14,540
Income tax expense	2,382		2,033	2,030
Net income	8,724	[1]	8,243	7,368
Net income attributable to non-controlling interests in subsidiaries	176		238	251
Net income attributable to equity holders of the Bank	8,548		8,005	7,117
Total average assets	946,000		913,000	914,000
Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	16,234		15,093	14,343
Non-interest income	12,819		12,291	12,071
Total revenues	29,053		27,384	26,414
Provision for credit losses	2,611		2,249	2,362
Non-interest expenses	14,966		14,460	14,024
Income tax expense	2,668		2,217	2,291
Net income	8,808		8,458	7,737
Net income attributable to non-controlling interests in subsidiaries	176		238	251
Net income attributable to equity holders of the Bank	8,632		8,220	7,486
Total average assets	929,000		898,000	900,000
Corporate, Non-Segment [Member]
Disclosure of geographical areas [line items]
Net income	(84)		(215)	(369)
Total average assets	17,000		15,000	14,000
Canada [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	7,823		7,440	7,022
Non-interest income	7,040		6,924	6,893
Total revenues	14,863		14,364	13,915
Provision for credit losses	802		906	876
Non-interest expenses	7,591		7,650	7,339
Income tax expense	1,596		1,066	1,235
Net income	4,874		4,742	4,465
Net income attributable to equity holders of the Bank	4,874		4,742	4,465
Total average assets	548,000		539,000	529,000
United States [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	691		460	479
Non-interest income	843		830	871
Total revenues	1,534		1,290	1,350
Provision for credit losses	(34)		(14)	112
Non-interest expenses	701		606	633
Income tax expense	220		147	155
Net income	647		551	450
Net income attributable to equity holders of the Bank	647		551	450
Total average assets	119,000		111,000	126,000
Mexico [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,561		1,380	1,224
Non-interest income	613		536	554
Total revenues	2,174		1,916	1,778
Provision for credit losses	239		193	225
Non-interest expenses	1,196		1,123	1,121
Income tax expense	76		125	69
Net income	663		475	363
Net income attributable to non-controlling interests in subsidiaries	17		12	9
Net income attributable to equity holders of the Bank	646		463	354
Total average assets	32,000		28,000	27,000
Peru [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,378		1,287	1,231
Non-interest income	662		635	600
Total revenues	2,040		1,922	1,831
Provision for credit losses	351		329	315
Non-interest expenses	770		762	740
Income tax expense	235		225	201
Net income	684		606	575
Net income attributable to non-controlling interests in subsidiaries	12		11	12
Net income attributable to equity holders of the Bank	672		595	563
Total average assets	24,000		24,000	23,000
Chile [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	1,117		817	763
Non-interest income	565		409	325
Total revenues	1,682		1,226	1,088
Provision for credit losses	498		145	113
Non-interest expenses	837		630	605
Income tax expense	51		77	45
Net income	296		374	325
Net income attributable to non-controlling interests in subsidiaries	28		53	38
Net income attributable to equity holders of the Bank	268		321	287
Total average assets	33,000		23,000	20,000
Colombia [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	839		710	674
Non-interest income	484		455	419
Total revenues	1,323		1,165	1,093
Provision for credit losses	511		337	320
Non-interest expenses	723		620	550
Income tax expense	39		71	89
Net income	50		137	134
Net income attributable to non-controlling interests in subsidiaries	16		60	93
Net income attributable to equity holders of the Bank	34		77	41
Total average assets	12,000		11,000	10,000
Other International [member] | Operating segments [member]
Disclosure of geographical areas [line items]
Net interest income	2,825		2,999	2,950
Non-interest income	2,612		2,502	2,409
Total revenues	5,437		5,501	5,359
Provision for credit losses	244		353	401
Non-interest expenses	3,148		3,069	3,036
Income tax expense	451		506	497
Net income	1,594		1,573	1,425
Net income attributable to non-controlling interests in subsidiaries	103		102	99
Net income attributable to equity holders of the Bank	1,491		1,471	1,326
Total average assets	$ 161,000		$ 162,000	$ 165,000

[1]	The amounts for year ended October 31, 2018 have been prepared in accordance with IFRS 9; prior year amounts have not been restated (refer to Notes 3 and 4).